FLEXSHARES® TRUST

FlexShares® Core Select Bond Fund

SUPPLEMENT DATED MARCH 25, 2021 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED MARCH 1, 2021

Brandon P. Ferguson is no longer a portfolio manager of the FlexShares® Core Select Bond Fund. Daniel J. Personette and Morten Olsen will continue to serve as portfolio managers of the FlexShares® Core Select Bond Fund.

Accordingly, effective immediately, all references to Brandon P. Ferguson in the Summary Prospectus, Prospectus and SAI are hereby deleted.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.